OTHER GAINS, NET (Tables)	12 Months Ended
Dec. 31, 2020
OTHER GAINS, NET
Schedule of other gains, net

	For the year ended December 31
	2018	2019	2020
	(Restated)	(Restated)
Gain on disposal of subsidiaries (Note 40)	3,517	261,187	11,305
Realized and unrealized gains on futures, forward and option contracts, net (Note (1))	141,459	50,820	512,984
Gain on disposal of property, plant and equipment and intangible assets, net (Note (2))	272,098	259,684	448,439
Gain on acquisition of associates	—	557,965	—
Gain on previously held equity interests remeasured at acquisition-date fair value	748,086	—	—
Gain on disposal of investment in a joint venture	(1,904)	159,514	—
Others	(238,156)	(41,661)	(68,856)
	925,100	1,247,509	903,872

Notes:

(1)	The Group does not apply hedge accounting for these futures, forward and option contracts.
(2)	During the year, the transactions contributed to the gain on disposal of aluminum capacity quota and property, plant and equipment mainly include the following:
(a)

The aluminum capacity quota of Shandong Huayu has been disposed of, and the Group recognized the disposal gain of RMB539 million from  the  difference between the transfer price and carrying amount of the assets (Note 19).

(b)

The fixed assets related to the aluminum production line of Fushun Aluminum Co., Ltd. have been disposed of, and the Group recognized the disposal loss of RMB66 million from  the  difference between the transfer price and carrying amount of the assets.